QuantShares U.S. Market Neutral Anti-Beta Fund
QuantShares U.S. Market Neutral Anti-Beta Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Anti-Beta Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees	[1]	none
Dividend, Interest and Brokerage Expenses on Short Positions		1.29%
Other Expenses		5.41%
Total Other Expenses		6.70%
Total Annual Fund Operating Expenses		7.20%
Fee Waiver and Expense Reimbursement	[2]	(4.42%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.78%
[1]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2015 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
QuantShares U.S. Market Neutral Anti-Beta Fund	281	1,721	3,098	6,284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 382% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Anti-Beta Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Beta Index identifies approximately the 20% of securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock’s beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Anti-Beta Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the Target Anti-Beta Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Beta Index that, collectively, have an investment profile correlated with the Target Anti-Beta Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Beta Index, which the Adviser believes will help the Fund track its Target Anti-Beta Index. Such instruments are expected to include long and short common stocks not in the Target Anti-Beta Index, derivatives, including swap agreements based on the Target Anti-Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral—meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Anti-Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Anti-Beta Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Beta Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Beta Risk: For the Fund, anti-beta investing entails investing in securities that exhibit less volatility and shorting securities that exhibit more volatility relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Anti-Beta Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Anti-Beta Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund ( i.e. , the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Anti-Beta Index. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Real Estate Risk: The real estate industry is particularly sensitive to economic downturns.  Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Beta Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Anti-Beta Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Anti-Beta Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com.

For the period shown in the bar chart above:

Best Quarter	(June 30, 2012)	11.70%
Worst Quarter	(March 31, 2012)	(9.75)%

The year-to-date return as of the calendar quarter ended September 30, 2014 is 1.72%.

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns	Label	One Year	Since Inception of Fund	Inception Date of Fund
QuantShares U.S. Market Neutral Anti-Beta Fund	Before Taxes	(11.47%)	(10.10%)	Sep. 12, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund After Taxes on Distributions	After Taxes on Distributions	(11.47%)	(10.31%)	Sep. 12, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	(6.49%)	(7.59%)	Sep. 12, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(9.81%)	(8.36%)	Sep. 12, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund S&P 500 Index	S&P 500 Index	32.39%	25.02%	Sep. 12, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund Russell 1000 Index	Russell 1000 Index	33.11%	25.30%	Sep. 12, 2011

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Shares.